Marketable Securities	6 Months Ended
Jun. 30, 2020
Categories of current financial assets [abstract]
Marketable Securities
Note 8—Marketable Securities
The Company’s marketable securities are all denominated in U.S. Dollars and have a weighted average duration of 3.3 months from the reporting date. Marketable securities are measured at amortized cost, and fair values are determined based on quoted market prices (Level 1 in the fair value hierarchy).

The composition of the portfolio and its fair values are specified in following table:

	Carrying amount	Fair value
June 30, 2020	(EUR’000)
Marketable securities
U.S. Treasury bills	208,334	208,330
Commercial papers	22,624	22,614
Total marketable securities	230,958	230,944